Basis of Presentation	12 Months Ended
Dec. 31, 2014
Basis of Presentation [Abstract]
Basis of Presentation
Basis of Presentation

Liberty Global plc (Liberty Global) is a public limited company organized under the laws of England and Wales. As a result of a series of mergers that were completed on June 7, 2013, Liberty Global became the publicly-held parent company of the successors by merger of Liberty Global, Inc. (LGI) (the predecessor to Liberty Global) and Virgin Media Inc. (Virgin Media). In these notes, the terms “we,” “our,” “our company” and “us” may refer, as the context requires, to Liberty Global (or its predecessor) or collectively to Liberty Global (or its predecessor) and its subsidiaries.

We are an international provider of video, broadband internet, fixed-line telephony and mobile services, with consolidated operations at December 31, 2014 in 14 countries. Through Virgin Media and Unitymedia KabelBW GmbH (Unitymedia KabelBW), each a wholly-owned subsidiary, and Telenet Group Holding NV (Telenet), a 56.6%-owned subsidiary, we provide video, broadband internet, fixed-line telephony and mobile services in the United Kingdom (U.K.), Germany and Belgium, respectively. In the Netherlands, we provide video, broadband internet, fixed-line telephony and mobile services through (i) Ziggo Holding B.V. (Ziggo), formerly known as Ziggo N.V., which, as described in note 4, we acquired on November 11, 2014, and (ii) UPC Nederland B.V. (UPC Nederland). We also provide (i) video, broadband internet and fixed-line telephony services in eight other European countries and (ii) mobile services in four other European countries. The operations of Virgin Media, Unitymedia KabelBW, Telenet, Ziggo, UPC Nederland and our other operations in Europe are collectively referred to herein as the “European Operations Division.” In Chile, we provide video, broadband internet, fixed-line telephony and mobile services through VTR GlobalCom SpA (VTR). In Puerto Rico, we provide video, broadband internet and fixed-line telephony services through Liberty Cablevision of Puerto Rico LLC (Liberty Puerto Rico), an entity in which we hold a 60.0% ownership interest. The operations of VTR and Liberty Puerto Rico are collectively referred to herein as the “LiLAC Division.”

At December 31, 2013, we owned programming interests in Europe and Latin America that were held through Chellomedia B.V. (Chellomedia). Certain of Chellomedia’s subsidiaries and affiliates provided programming services to certain of our broadband communications operations, primarily in Europe. On January 31, 2014, we completed the sale of substantially all of Chellomedia’s assets (the Chellomedia Disposal Group). On May 23, 2012, we completed the sale of our then 54.15%-owned subsidiary, Austar United Communications Limited (Austar), a provider of direct-to-home (DTH) services in Australia. We have accounted for the Chellomedia Disposal Group and Austar as discontinued operations in our consolidated financial statements. Accordingly, (i) the Chellomedia Disposal Group is presented as a discontinued operation in our consolidated balance sheet as of December 31, 2013, (ii) our consolidated statements of operations and cash flows have been reclassified to present the Chellomedia Disposal Group and Austar as discontinued operations for all periods presented and (iii) the amounts presented in these notes relate only to our continuing operations, unless otherwise noted. For additional information regarding our discontinued operations, see note 5.

On January 26, 2014, our board of directors approved a share split in the form of a share dividend (the 2014 Share Dividend), which constitutes a bonus issue under our articles of association and English law, of one Liberty Global Class C ordinary share on each outstanding Liberty Global Class A, Class B and Class C ordinary share as of the February 14, 2014 record date. The distribution date for the 2014 Share Dividend was March 3, 2014. All Liberty Global share and per share amounts presented herein have been retroactively adjusted to give effect to the 2014 Share Dividend.

Unless otherwise indicated, ownership percentages and convenience translations into United States (U.S.) dollars are calculated as of December 31, 2014.